Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash	$ 6,103
Restricted deposits	107
Trade receivables	94
Other receivables	583
Inventory	2,336
Total current assets	9,223
Restricted deposits	346
Property plant and equipment, net	5,172
Intangible assets	6,755
Total non-current assets	12,273
Total assets	21,496
Liabilities
Trade payables	512
Other payables	1,683
Total current liabilities	2,195
Liability in respect of government grants	833
Other long-term liabilities	302
Total non-current liabilities	1,135
Total liabilities	3,330
Equity
Share capital	1,927
Share premium	48,839
Treasury shares	(1,517)
Warrants	59
Capital reserve from transactions with controlling shareholders	538
Capital reserve for share-based payments	6,857
Accumulated loss	(38,537)
Total equity	18,166
Total liabilities and equity	21,496
NIS
Assets
Cash	21,159	$ 47,599
Restricted deposits	369	500
Trade receivables	325	149
Other receivables	2,024	2,979
Inventory	8,097
Total current assets	31,974	51,227
Restricted deposits	1,201	425
Property plant and equipment, net	17,930	7,712
Intangible assets	23,419	26,095
Total non-current assets	42,550	34,232
Total assets	74,524	85,459
Liabilities
Trade payables	1,775	2,612
Other payables	5,836	4,954
Total current liabilities	7,611	7,566
Liability in respect of government grants	2,886	2,420
Other long-term liabilities	1,045	1,255
Total non-current liabilities	3,931	3,675
Total liabilities	11,542	11,241
Equity
Share capital	6,682	5,446
Share premium	169,325	118,820
Treasury shares	(5,260)	(5,260)
Warrants	203	4,375
Capital reserve from transactions with controlling shareholders	1,866	1,866
Capital reserve for share-based payments	23,775	19,575
Accumulated loss	(133,609)	(70,604)
Total equity	62,982	74,218
Total liabilities and equity	$ 74,524	$ 85,459